Dividends	12 Months Ended
Dec. 31, 2024
Dividends
Dividends

Note 21. Dividends

On December 31, 2024, a dividend of $0.37 (US$0.26) per common share was declared in U.S. dollars to shareholders of record on January 24, 2025, and was paid on February 21, 2025.

During the year ended December 31, 2023, a dividend of $0.23 (US$0.17) per common share was declared in U.S. dollars on May 19, 2023 to shareholders of record on May 9, 2023.

During the year ended December 31, 2022, dividends of $1.13 were paid to shareholders.